UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: January 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS

INTERNATIONAL ALL CAP OPPORTUNITY FUND

FORM N-Q

JANUARY 31, 2008

LEGG MASON PARTNERS INTERNATIONAL ALL CAP OPPORTUNITY FUND

Schedule of Investments (unaudited)	January 31, 2008

SHARES	SECURITY	VALUE
COMMON STOCKS - 94.0%
Brazil - 1.2%
254,700	Cosan SA Industria e Comercio *	$3,983,333

Canada - 7.0%
88,500	Agrium Inc.	5,701,170
144,700	Barrick Gold Corp.	7,450,603
900,600	Bombardier Inc. *	4,447,962
88,200	EnCana Corp.	5,824,852

	Total Canada	23,424,587

Cayman Islands - 0.5%
110,300	Silicon Motion Technology Corp., ADR *	1,698,620

Finland - 1.0%
92,700	Nokia Oyj (a)	3,403,206

France - 12.0%
207,500	Alcatel-Lucent SA (a)	1,306,842
120,100	European Aeronautic Defence & Space Co. (a)	3,037,113
231,700	France Telecom SA (a)	8,168,838
95,900	Sanofi-Aventis (a)	7,796,218
69,200	Technip SA (a)	4,466,451
131,904	Total SA (a)	9,550,654
139,300	Vivendi Universal SA (a)	5,595,626

	Total France	39,921,742

Germany - 16.6%
61,500	Bayerische Motoren Werke AG (a)	3,396,070
256,600	Deutsche Telekom AG, Registered Shares (a)	5,233,419
143,700	Fresenius Medical Care AG & Co. (a)	7,364,366
323,200	Infineon Technologies AG (a)*	3,279,904
53,800	Linde AG (a)	7,026,075
74,800	MTU Aero Engines Holding AG (a)	4,002,110
170,400	Rhoen-Klinikum AG (a)	4,568,585
145,200	SAP AG (a)	6,982,089
67,000	Siemens AG, Registered Shares (a)	8,665,983
202,200	Symrise AG (a)*	5,049,013

	Total Germany	55,567,614

Hong Kong - 5.3%
874,000	Cheung Kong Holdings Ltd. (a)	14,176,381
138,800	Jardine Matheson Holdings Ltd. (a)	3,547,680

	Total Hong Kong	17,724,061

Israel - 2.4%
174,700	Teva Pharmaceutical Industries Ltd., ADR	8,043,188

Italy - 2.2%
2,441,500	Telecom Italia SpA (a)	7,378,995

Japan - 13.4%
52,900	Asatsu-DK Inc. (a)	1,614,826
190	Central Japan Railway Co. (a)	1,751,185
150,600	Konami Corp. (a)	4,520,171
1,619,000	Mizuho Investors Securities Co. Ltd. (a)	2,295,858
49,300	Nidec Corp. (a)	3,242,352
776,800	Nipponkoa Insurance Co., Ltd. (a)	7,105,793
121,800	Nitto Denko Corp. (a)	5,932,809
77,000	Secom Co., Ltd. (a)	3,921,825
145,000	Sony Corp. (a)	6,906,391
148,500	Sundrug Co., Ltd. (a)	3,771,348
608,000	Tokyu Corp. (a)	3,768,385

	Total Japan	44,830,943

See Notes to Schedule of Investments.

1

LEGG MASON PARTNERS INTERNATIONAL ALL CAP OPPORTUNITY FUND

Schedule of Investments (unaudited) (continued)	January 31, 2008

SHARES	SECURITY	VALUE
Netherlands - 2.2%
254,400	Aegon NV (a)	$3,790,316
98,771	Royal Dutch Shell PLC, Class A Shares (a)	3,525,278

	Total Netherlands	7,315,594

Switzerland - 5.6%
65,100	Lonza Group AG, Registered Shares (a)	8,311,907
23,302	Nestle SA, Registered Shares (a)	10,378,888

	Total Switzerland	18,690,795

Taiwan - 1.9%
322,798	Advanced Semiconductor Engineering Inc., ADR	1,375,120
309,079	Siliconware Precision Industries Co., ADR	2,392,271
793,863	United Microelectronics Corp., ADR	2,445,098

	Total Taiwan	6,212,489

Thailand - 0.5%
454,800	Bangkok Bank Public Co., Ltd., NVDR (a)	1,632,817

United Kingdom - 22.2%
181,400	Admiral Group PLC (a)	3,550,754
86,800	Amdocs Ltd. *	2,872,212
488,936	Barclays PLC (a)	4,611,776
428,600	BP PLC (a)	4,548,600
597,200	Brit Insurance Holdings PLC (a)	2,712,375
665,600	British Sky Broadcasting Group PLC (a)	7,280,538
618,600	Cadbury Schweppes PLC (a)	6,831,429
259,500	Diageo PLC (a)	5,223,283
289,600	GlaxoSmithKline PLC (a)	6,838,632
920,900	International Power PLC (a)	7,310,199
2,517,026	Signet Group PLC (a)	3,305,591
81,707	Trinity Mirror PLC (a)	532,592
3,255,862	Vodafone Group PLC (a)	11,432,073
1,210,295	William Morrison Supermarkets PLC (a)	7,248,844

	Total United Kingdom	74,298,898

	TOTAL COMMON STOCKS (Cost - $307,641,354)	314,126,882

PREFERRED STOCKS - 2.4%
Germany - 2.4%
172,000	Henkel KGaA (a)	7,859,527

	(Cost - $8,840,318) TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $316,481,672)	321,986,409

FACE AMOUNT
SHORT-TERM INVESTMENT - 2.9%
Repurchase Agreement - 2.9%
$9,855,000	State Street Bank & Trust Co., dated 1/31/08, 1.320% due 2/1/08; Proceeds at maturity - $9,855,361; (Fully collateralized by U.S. Treasury Bonds, 8.125% due 8/15/19; Market value - $10,058,794) (Cost - $9,855,000)	9,855,000

	TOTAL INVESTMENTS - 99.3% (Cost - $326,336,672#)	331,841,409
	Other Assets in Excess of Liabilities - 0.7%	2,348,814

	TOTAL NET ASSETS - 100.0%	$334,190,223

*	Non-income producing security.

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

2

LEGG MASON PARTNERS INTERNATIONAL ALL CAP OPPORTUNITY FUND

Schedule of Investments (unaudited) (continued)	January 31, 2008

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
NVDR	— Non-Voting Depositary Receipt

Summary of Investments by Sector** (unaudited)

Consumer Staples	15.2%
Financials	13.1
Health Care	12.9
Information Technology	10.1
Telecommunication Services	9.7
Industrials	8.9
Consumer Discretionary	8.6
Energy	8.4
Materials	7.9
Utilities	2.2
Short-Term Investment	3.0
100%

**	As a percentage of total investments. Please note that Fund holdings are as of January 31, 2008 and subject to change.

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners International All Cap Opportunity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the”1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Fair valuing of securities may also be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American depository receipts (ADRs) and futures contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

(d) Foreign Risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$32,031,419
Gross unrealized depreciation	(26,526,682)

Net unrealized appreciation	$5,504,737

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: March 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: March 27, 2008

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: March 27, 2008